Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the CEDR Commercial Mortgage Trust 2022-SNAI, Commercial Mortgage Pass-Through Certificates, Series 2022-SNAI securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 1 mortgaged property (the “Mortgaged Property”) which represents the entire population of the Mortgage Loan Asset and Mortgaged Property (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of February 9, 2022.

•	The phrase "Term SOFR Assumption" refers to the rate of 0.05000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on February 4, 2022 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2022-SNAI Accounting Tape Final.xlsx (provided on February 4, 2022).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

Source Documents included in the Loan File:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.
•	The phrase “Bloomberg” refers to the Bloomberg data platform used to reference the SOFR cap counterparty rating.
•	The phrase “Capex Schedule” refers to documentation provided by the Company for renovations performed.
•	The phrase “Cash Management Agreement” refers to a signed or draft cash management agreement.
•	The phrase “Closing Statement” refers to the signed mortgage loan closing statements indicating the sources and uses of dispersed funds.
•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.
•	The phrase “Guaranty” refers to a signed or draft guaranty agreement.
•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement.
•	The phrase “Seismic Report” refers to a final seismic assessment document or exhibit.
•	The phrase “Title Policy” refers to a signed proforma title policy.
•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.
•	The phrase “Zoning Survey” refers to a draft zoning assessment document.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From January 6, 2022 through February 4, 2022, the Company provided us with the Source Documents related to the Collateral for which we:

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

February 4, 2022

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Loan Sellers	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip Code	Appraisal Report	None
10	Market	Appraisal Report	None
11	Submarket	Appraisal Report	None
12	Year Built	Appraisal Report	None
13	Year Renovated	Capex Schedule	None
14	Occupied NRA	Underwriting File	None
15	Vacant NRA	Underwriting File	None
16	Total NRA	Underwriting File	None
17	Unit of Measure	None - Company Provided	None
18	Occupancy (%)	Recalculation	None
19	Occupancy Date	Underwriting File	None
20	# of Parking Spaces	Zoning Survey	None
21	# of Tenants	Underwriting File	None
22	Wtd. Avg. Lease Expiration Date	Recalculation	None
23	Wtd. Avg. Lease Term Remaining	Recalculation	None
24	% of NRA Leased to Investment Grade Tenants	Underwriting File	None
25	% of UW Base Rent from Investment Grade Tenants	Underwriting File	None
26	Ownership Interest	Title Policy	None
27	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
28	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
29	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
30	Mortgage Loan Maturity Date Balance	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
31	Mortgage Loan Maturity Date Balance per SF	Recalculation	None
32	% of Mortgage Loan Maturity Date Balance	Recalculation	None
33	As-Is Appraised Value Date	Appraisal Report	None
34	As-Is Appraised Value	Appraisal Report	None
35	As-Is Appraised Value per SF	Recalculation	None
36	Appraiser	Appraisal Report	None
37	Engineering Report Provider	Engineering Report	None
38	Engineering Report Date	Engineering Report	None
39	Environmental Report Provider	Environmental Report	None
40	Environmental Report Date	Environmental Report	None
41	Phase II Required	Environmental Report	None
42	ACM O&M Plan	Not Applicable*	None
43	Seismic Report Date	Seismic Report	None
44	Seismic Zone	Engineering Report	None
45	PML (SEL)	Seismic Report	None
46	PML (SUL)	Seismic Report	None
47	Origination Date	Loan Agreement	None
48	Assumed One-month Term SOFR	None - Company Provided	None
49	Mortgage Loan Spread	Loan Agreement	None
50	Interest Rate	Recalculation	None
51	Term SOFR Cap	Interest Rate Cap Term Sheet	None
52	Interest Rate at Term SOFR Cap	Recalculation	None
53	Term SOFR Floor	Loan Agreement	None
54	Term SOFR Lookback days	Loan Agreement	None
55	Term SOFR Cap Provider	Interest Rate Cap Term Sheet	None
56	Term SOFR Cap Provider Rating (F/M/S)	Bloomberg	None
57	Term SOFR Cap Expiration Date	Interest Rate Cap Term Sheet	None
58	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
59	Amortization Type	Loan Agreement	None
60	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
61	Mortgage Loan Annual Debt Service Payment	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
62	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Recalculation	None
63	Grace Period	Loan Agreement	None
64	First Loan Payment Date	Loan Agreement	None
65	Seasoning	Recalculation	None
66	Original Term to Maturity (Months)	Recalculation	None
67	Remaining Term to Maturity (Months)	Recalculation	None
68	Original Amortization Term (Months)	Not Applicable*	None
69	Remaining Amortization Term (Months)	Not Applicable*	None
70	Original IO Term (Months)	Loan Agreement	None
71	Remaining IO Term (Months)	Recalculation	None
72	Initial Maturity Date	Loan Agreement	None
73	Floating Rate Component Extensions	Loan Agreement	None
74	Fully Extended Maturity Date	Loan Agreement	None
75	Lockbox	Loan Agreement	None
76	Cash Management Type	Cash Management Agreement	None
77	Cash Management Trigger	Loan Agreement	None
78	Administrative Fee Rate (%)	Fee Schedule	None
79	Floating Rate Component Prepayment Provision	Loan Agreement	None
80	Borrower	Loan Agreement	None
81	Sponsor	Loan Agreement	None
82	Guarantor	Guaranty	None
83	Partial Release Allowed?	Loan Agreement	None
84	Mortgage Loan Cut-off Date LTV	Recalculation	None
85	Mortgage Loan Balloon LTV	Recalculation	None
86	Mortgage Loan UW NOI Debt Yield	Recalculation	None
87	Mortgage Loan UW NCF Debt Yield	Recalculation	None
88	Mortgage Loan UW NOI DSCR	Recalculation	None
89	Mortgage Loan UW NCF DSCR	Recalculation	None
90	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
91	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Recalculation	None
92	Initial Tax Reserve	Loan Agreement	None
93	Ongoing Tax Reserve Monthly	Loan Agreement	None
94	Tax Reserve Springing Conditions	Loan Agreement	None
95	Initial Insurance Reserve	Loan Agreement; Closing Statement	None
96	Ongoing Insurance Reserve Monthly	Loan Agreement	None
97	Insurance Reserve Springing Conditions	Loan Agreement	None
98	Initial Immediate Repairs Reserve	Loan Agreement; Closing Statement	None
99	Initial Replacement Reserve	Loan Agreement; Closing Statement	None
100	Ongoing Replacement Reserve Monthly	Loan Agreement	None
101	Replacement Reserve Springing Conditions	Loan Agreement	None
102	Replacement Reserve Cap	Loan Agreement	None
103	Initial Leasing Reserve	Loan Agreement; Closing Statement	None
104	Ongoing Leasing Reserve Monthly	Loan Agreement	None
105	Leasing Reserve Springing Conditions	Loan Agreement	None
106	Leasing Reserve Cap	Loan Agreement	None
107	Initial Other Reserve	Loan Agreement; Closing Statement	None
108	Ongoing Other Reserve Monthly	Loan Agreement	None
109	Other Reserve Description	Loan Agreement; Closing Statement	None
110	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
111	Largest Tenant (by UW Gross Rent) Initial Lease Start Date	Underwriting File	None
112	Largest Tenant (by UW Gross Rent) Current Lease Start Date	Underwriting File	None
113	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
114	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
115	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
116	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
117	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
118	2nd Largest Tenant (by UW Gross Rent) Initial Lease Start Date	Underwriting File	None
119	2nd Largest Tenant (by UW Gross Rent) Current Lease Start Date	Underwriting File	None
120	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
121	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
122	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
123	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
124	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
125	3rd Largest Tenant (by UW Gross Rent) Initial Lease Start Date	Underwriting File	None
126	3rd Largest Tenant (by UW Gross Rent) Current Lease Start Date	Underwriting File	None
127	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
128	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
129	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
130	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
131	4th Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
132	4th Largest Tenant (by UW Gross Rent) Initial Lease Start Date	Underwriting File	None
133	4th Largest Tenant (by UW Gross Rent) Current Lease Start Date	Underwriting File	None
134	4th Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
135	4th Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
136	4th Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
137	4th Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
138	5th Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
139	5th Largest Tenant (by UW Gross Rent) Initial Lease Start Date	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
140	5th Largest Tenant (by UW Gross Rent) Current Lease Start Date	Underwriting File	None
141	5th Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
142	5th Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
143	5th Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
144	5th Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
145	In-Place Base Rent 2017	Underwriting File	$1.00
146	In-Place Base Rent 2018	Underwriting File	$1.00
147	In-Place Base Rent 2019	Underwriting File	$1.00
148	In-Place Base Rent 2020	Underwriting File	$1.00
149	In-Place Base Rent TTM 9/30/2021	Underwriting File	$1.00
150	In-Place Base Rent 2022 Sponsor Budget	Underwriting File	$1.00
151	In-Place Base Rent UW	Underwriting File	$1.00
152	Contractual Rent Steps 2017	Underwriting File	$1.00
153	Contractual Rent Steps 2018	Underwriting File	$1.00
154	Contractual Rent Steps 2019	Underwriting File	$1.00
155	Contractual Rent Steps 2020	Underwriting File	$1.00
156	Contractual Rent Steps TTM 9/30/2021	Underwriting File	$1.00
157	Contractual Rent Steps 2022 Sponsor Budget	Underwriting File	$1.00
158	Contractual Rent Steps UW	Underwriting File	$1.00
159	Potential Income from Vacant Space 2017	Underwriting File	$1.00
160	Potential Income from Vacant Space 2018	Underwriting File	$1.00
161	Potential Income from Vacant Space 2019	Underwriting File	$1.00
162	Potential Income from Vacant Space 2020	Underwriting File	$1.00
163	Potential Income from Vacant Space TTM 9/30/2021	Underwriting File	$1.00
164	Potential Income from Vacant Space 2022 Sponsor Budget	Underwriting File	$1.00
165	Potential Income from Vacant Space UW	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
166	Reimbursements 2017	Underwriting File	$1.00
167	Reimbursements 2018	Underwriting File	$1.00
168	Reimbursements 2019	Underwriting File	$1.00
169	Reimbursements 2020	Underwriting File	$1.00
170	Reimbursements TTM 9/30/2021	Underwriting File	$1.00
171	Reimbursements 2022 Sponsor Budget	Underwriting File	$1.00
172	Reimbursements UW	Underwriting File	$1.00
173	PV Rent Steps 2017	Underwriting File	$1.00
174	PV Rent Steps 2018	Underwriting File	$1.00
175	PV Rent Steps 2019	Underwriting File	$1.00
176	PV Rent Steps 2020	Underwriting File	$1.00
177	PV Rent Steps TTM 9/30/2021	Underwriting File	$1.00
178	PV Rent Steps 2022 Sponsor Budget	Underwriting File	$1.00
179	PV Rent Steps UW	Underwriting File	$1.00
180	Gross Potential Rent 2017	Underwriting File	$1.00
181	Gross Potential Rent 2018	Underwriting File	$1.00
182	Gross Potential Rent 2019	Underwriting File	$1.00
183	Gross Potential Rent 2020	Underwriting File	$1.00
184	Gross Potential Rent TTM 9/30/2021	Underwriting File	$1.00
185	Gross Potential Rent 2022 Sponsor Budget	Underwriting File	$1.00
186	Gross Potential Rent UW	Underwriting File	$1.00
187	Economic Vacancy & Credit Loss 2017	Underwriting File	$1.00
188	Economic Vacancy & Credit Loss 2018	Underwriting File	$1.00
189	Economic Vacancy & Credit Loss 2019	Underwriting File	$1.00
190	Economic Vacancy & Credit Loss 2020	Underwriting File	$1.00
191	Economic Vacancy & Credit Loss TTM 9/30/2021	Underwriting File	$1.00
192	Economic Vacancy & Credit Loss 2022 Sponsor Budget	Underwriting File	$1.00
193	Economic Vacancy & Credit Loss UW	Underwriting File	$1.00
194	EGI Before Other Income 2017	Underwriting File	$1.00
195	EGI Before Other Income 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
196	EGI Before Other Income 2019	Underwriting File	$1.00
197	EGI Before Other Income 2020	Underwriting File	$1.00
198	EGI Before Other Income TTM 9/30/2021	Underwriting File	$1.00
199	EGI Before Other Income 2022 Sponsor Budget	Underwriting File	$1.00
200	EGI Before Other Income UW	Underwriting File	$1.00
201	Parking Income 2017	Underwriting File	$1.00
202	Parking Income 2018	Underwriting File	$1.00
203	Parking Income 2019	Underwriting File	$1.00
204	Parking Income 2020	Underwriting File	$1.00
205	Parking Income TTM 9/30/2021	Underwriting File	$1.00
206	Parking Income 2022 Sponsor Budget	Underwriting File	$1.00
207	Parking Income UW	Underwriting File	$1.00
208	Other Income 2017	Underwriting File	$1.00
209	Other Income 2018	Underwriting File	$1.00
210	Other Income 2019	Underwriting File	$1.00
211	Other Income 2020	Underwriting File	$1.00
212	Other Income TTM 9/30/2021	Underwriting File	$1.00
213	Other Income 2022 Sponsor Budget	Underwriting File	$1.00
214	Other Income UW	Underwriting File	$1.00
215	Effective Gross Income 2017	Underwriting File	$1.00
216	Effective Gross Income 2018	Underwriting File	$1.00
217	Effective Gross Income 2019	Underwriting File	$1.00
218	Effective Gross Income 2020	Underwriting File	$1.00
219	Effective Gross Income TTM 9/30/2021	Underwriting File	$1.00
220	Effective Gross Income 2022 Sponsor Budget	Underwriting File	$1.00
221	Effective Gross Income UW	Underwriting File	$1.00
222	Management Fee 2017	Underwriting File	$1.00
223	Management Fee 2018	Underwriting File	$1.00
224	Management Fee 2019	Underwriting File	$1.00
225	Management Fee 2020	Underwriting File	$1.00
226	Management Fee TTM 9/30/2021	Underwriting File	$1.00
227	Management Fee 2022 Sponsor Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
228	Management Fee UW	Underwriting File	$1.00
229	Payroll & Benefits 2017	Underwriting File	$1.00
230	Payroll & Benefits 2018	Underwriting File	$1.00
231	Payroll & Benefits 2019	Underwriting File	$1.00
232	Payroll & Benefits 2020	Underwriting File	$1.00
233	Payroll & Benefits TTM 9/30/2021	Underwriting File	$1.00
234	Payroll & Benefits 2022 Sponsor Budget	Underwriting File	$1.00
235	Payroll & Benefits UW	Underwriting File	$1.00
236	Cleaning 2017	Underwriting File	$1.00
237	Cleaning 2018	Underwriting File	$1.00
238	Cleaning 2019	Underwriting File	$1.00
239	Cleaning 2020	Underwriting File	$1.00
240	Cleaning TTM 9/30/2021	Underwriting File	$1.00
241	Cleaning 2022 Sponsor Budget	Underwriting File	$1.00
242	Cleaning UW	Underwriting File	$1.00
243	Contract Services 2017	Underwriting File	$1.00
244	Contract Services 2018	Underwriting File	$1.00
245	Contract Services 2019	Underwriting File	$1.00
246	Contract Services 2020	Underwriting File	$1.00
247	Contract Services TTM 9/30/2021	Underwriting File	$1.00
248	Contract Services 2022 Sponsor Budget	Underwriting File	$1.00
249	Contract Services UW	Underwriting File	$1.00
250	Repairs & Maintenance 2017	Underwriting File	$1.00
251	Repairs & Maintenance 2018	Underwriting File	$1.00
252	Repairs & Maintenance 2019	Underwriting File	$1.00
253	Repairs & Maintenance 2020	Underwriting File	$1.00
254	Repairs & Maintenance TTM 9/30/2021	Underwriting File	$1.00
255	Repairs & Maintenance 2022 Sponsor Budget	Underwriting File	$1.00
256	Repairs & Maintenance UW	Underwriting File	$1.00
257	Utilities 2017	Underwriting File	$1.00
258	Utilities 2018	Underwriting File	$1.00
259	Utilities 2019	Underwriting File	$1.00
260	Utilities 2020	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
261	Utilities TTM 9/30/2021	Underwriting File	$1.00
262	Utilities 2022 Sponsor Budget	Underwriting File	$1.00
263	Utilities UW	Underwriting File	$1.00
264	General & Administrative 2017	Underwriting File	$1.00
265	General & Administrative 2018	Underwriting File	$1.00
266	General & Administrative 2019	Underwriting File	$1.00
267	General & Administrative 2020	Underwriting File	$1.00
268	General & Administrative TTM 9/30/2021	Underwriting File	$1.00
269	General & Administrative 2022 Sponsor Budget	Underwriting File	$1.00
270	General & Administrative UW	Underwriting File	$1.00
271	Insurance 2017	Underwriting File	$1.00
272	Insurance 2018	Underwriting File	$1.00
273	Insurance 2019	Underwriting File	$1.00
274	Insurance 2020	Underwriting File	$1.00
275	Insurance TTM 9/30/2021	Underwriting File	$1.00
276	Insurance 2022 Sponsor Budget	Underwriting File	$1.00
277	Insurance UW	Underwriting File	$1.00
278	Real Estate Taxes 2017	Underwriting File	$1.00
279	Real Estate Taxes 2018	Underwriting File	$1.00
280	Real Estate Taxes 2019	Underwriting File	$1.00
281	Real Estate Taxes 2020	Underwriting File	$1.00
282	Real Estate Taxes TTM 9/30/2021	Underwriting File	$1.00
283	Real Estate Taxes 2022 Sponsor Budget	Underwriting File	$1.00
284	Real Estate Taxes UW	Underwriting File	$1.00
285	Parking Expense 2017	Underwriting File	$1.00
286	Parking Expense 2018	Underwriting File	$1.00
287	Parking Expense 2019	Underwriting File	$1.00
288	Parking Expense 2020	Underwriting File	$1.00
289	Parking Expense TTM 9/30/2021	Underwriting File	$1.00
290	Parking Expense 2022 Sponsor Budget	Underwriting File	$1.00
291	Parking Expense UW	Underwriting File	$1.00
292	Total Operating Expenses 2017	Underwriting File	$1.00
293	Total Operating Expenses 2018	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
294	Total Operating Expenses 2019	Underwriting File	$1.00
295	Total Operating Expenses 2020	Underwriting File	$1.00
296	Total Operating Expenses TTM 9/30/2021	Underwriting File	$1.00
297	Total Operating Expenses 2022 Sponsor Budget	Underwriting File	$1.00
298	Total Operating Expenses UW	Underwriting File	$1.00
299	Net Operating Income 2017	Underwriting File	$1.00
300	Net Operating Income 2018	Underwriting File	$1.00
301	Net Operating Income 2019	Underwriting File	$1.00
302	Net Operating Income 2020	Underwriting File	$1.00
303	Net Operating Income TTM 9/30/2021	Underwriting File	$1.00
304	Net Operating Income 2022 Sponsor Budget	Underwriting File	$1.00
305	Net Operating Income UW	Underwriting File	$1.00
306	Replacement Reserves 2017	Underwriting File	$1.00
307	Replacement Reserves 2018	Underwriting File	$1.00
308	Replacement Reserves 2019	Underwriting File	$1.00
309	Replacement Reserves 2020	Underwriting File	$1.00
310	Replacement Reserves TTM 9/30/2021	Underwriting File	$1.00
311	Replacement Reserves 2022 Sponsor Budget	Underwriting File	$1.00
312	Replacement Reserves UW	Underwriting File	$1.00
313	TI/LC 2017	Underwriting File	$1.00
314	TI/LC 2018	Underwriting File	$1.00
315	TI/LC 2019	Underwriting File	$1.00
316	TI/LC 2020	Underwriting File	$1.00
317	TI/LC TTM 9/30/2021	Underwriting File	$1.00
318	TI/LC 2022 Sponsor Budget	Underwriting File	$1.00
319	TI/LC UW	Underwriting File	$1.00
320	Net Cash Flow 2017	Underwriting File	$1.00
321	Net Cash Flow 2018	Underwriting File	$1.00
322	Net Cash Flow 2019	Underwriting File	$1.00
323	Net Cash Flow 2020	Underwriting File	$1.00
324	Net Cash Flow TTM 9/30/2021	Underwriting File	$1.00
325	Net Cash Flow 2022 Sponsor Budget	Underwriting File	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

CEDR 2022-SNAI	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
326	Net Cash Flow UW	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

CEDR 2022-SNAI	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
18	Occupancy (%)	Quotient of (i) Occupied NRA and (ii) Total NRA
22	Wtd. Avg. Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant was multiplied by the corresponding UW Gross Rent. Such amounts were summed and then divided by the aggregate UW Gross Rent of all tenants.
23	Wtd. Avg. Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
28	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
29	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
30	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
31	Mortgage Loan Maturity Date Balance per SF	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Total NRA.
32	% of Mortgage Loan Maturity Date Balance	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) the aggregate Mortgage Loan Maturity Date Balance of the Collateral.
35	As-Is Appraised Value per SF	Quotient of (i) As-Is Appraised Value and (ii) Total NRA.
50	Interest Rate	Sum of (i) Assumed One-month Term SOFR and (ii) Mortgage Loan Spread.
52	Interest Rate at Term SOFR Cap	Sum of (i) Term SOFR Cap and (ii) Mortgage Loan Spread.
60	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
61	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Interest Rate and (iii) Interest Calculation (30/360 / Actual/360).
62	Mortgage Loan Annual Debt Service Payment at Term SOFR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) Interest Rate at Term SOFR Cap, and (iii) Interest Calculation (30/360 / Actual/360).
65	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
66	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

CEDR 2022-SNAI	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
67	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
71	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
84	Mortgage Loan Cut-off Date LTV	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) As-Is Appraised Value.
85	Mortgage Loan Balloon LTV	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) As-Is Appraised Value.
86	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Cut-off Date Balance.
87	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Cut-off Date Balance.
88	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment.
89	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment.
90	Mortgage Loan UW NOI DSCR at Term SOFR Cap	Quotient of (i) Net Operating Income UW and (ii) Mortgage Loan Annual Debt Service Payment at SOFR Cap.
91	Mortgage Loan UW NCF DSCR at Term SOFR Cap	Quotient of (i) Net Cash Flow UW and (ii) Mortgage Loan Annual Debt Service Payment at SOFR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19